Income Taxes - Components of Recognized Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	€ 2,023	€ 1,846
Total deferred tax liabilities	1,105	1,060
Total deferred tax assets, net	918	786
Intangible assets
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	668	563
Total deferred tax liabilities	628	617
Property, plant and equipment
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	28	10
Total deferred tax liabilities	95	92
Other financial assets
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	11	12
Total deferred tax liabilities	133	115
Trade and other receivables
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	55	57
Total deferred tax liabilities	153	125
Pension provisions
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	116	112
Total deferred tax liabilities	12	9
Share-based payments
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	140	164
Total deferred tax liabilities	0	1
Other provisions and obligations
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	424	408
Total deferred tax liabilities	18	29
Contract liabilities/deferred income
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	229	77
Total deferred tax liabilities	23	22
Carryforwards of unused tax losses
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	150	202
Research and development and foreign tax credits
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	21	166
Other
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	181	75
Total deferred tax liabilities	€ 43	€ 50